SCHEDULE OF DISCONTINUED OPERATION (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
REVENUES	$ 541,200
Payroll and related expenses	515,741
General and administrative	53,398
Total operating expenses	569,139
Financing costs including interest	46,967
Gain on debt extinguishment	(1,032,160)
INCOME FROM DISCONTINUED OPERATIONS	957,254
Net income from discontinued operations	957,254
Gain on forgiveness or assumption of promissory notes and accrued expenses	(1,032,160)
Increase in accounts payable and accrued expenses	22,500
Increase in accrued interest - related party	46,967
Net cash provided by operating activities	(5,439)
Proceeds from promissory notes - related parties	338,373
Repayments on promissory notes – related parties	(1,590)
Net cash provided by financing activities	336,783
Net cash provided by discontinued operations	$ 331,344